Reserve estimates are subject to variations due to technical uncertainties in the reservoir and changes in economic scenarios. A summary of the annual changes in the proved reserves of oil is as follows (in millions of barrels): (Details)
$ in Millions
	12 Months Ended
	Dec. 31, 2021 USD ($) bbl	Dec. 31, 2020 USD ($) bbl	Dec. 31, 2019 USD ($) bbl	Dec. 31, 2018 bbl
Disclosure of proved developed and undeveloped reserves [line items]
IfrsStatementLineItems [Line Items]
Beginning balance	7,534,000,000	8,092,000,000	8,175,000,000
Revisions of previous estimates	1,667,000,000	261,000,000	719,000,000
Extensions and discoveries		35,000,000	21,000,000
Sales of reserves	(9,000,000)	(61,000,000)	(68,000,000)
Production for the year	(774,000,000)	(793,000,000)	(755,000,000)
Ending balance	8,419,000,000	7,534,000,000	8,092,000,000	8,175,000,000
Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,552,000,000	8,156,000,000	8,262,000,000
Revisions of previous estimates	1,668,000,000	261,000,000	713,000,000
Extensions and discoveries		35,000,000	22,000,000
Sales of reserves	(9,000,000)	(102,000,000)	(68,000,000)
Production for the year	(777,000,000)	(798,000,000)	(772,000,000)
Ending balance	8,435,000,000	7,552,000,000	8,156,000,000	8,262,000,000
Consolidated Entitie 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		7,572,000,000	8,549,000,000	8,010,000,000
Revisions of previous estimates	1,802,000,000	(222,000,000)	1,373,000,000
Extensions and discoveries		36,000,000	23,000,000
Sales of reserves	(15,000,000)	(42,000,000)	(24,000,000)
Production for the year	(709,000,000)	(749,000,000)	(834,000,000)
Ending balance	8,650,000,000		7,572,000,000	8,549,000,000
Equity Method Investees 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		7,580,000,000	8,605,000,000	8,068,000,000
Revisions of previous estimates	1,802,000,000	(222,000,000)	1,384,000,000
Extensions and discoveries		36,000,000	23,000,000
Sales of reserves	(15,000,000)	(90,000,000)	(24,000,000)
Production for the year	(710,000,000)	(750,000,000)	(847,000,000)
Ending balance	8,657,000,000		7,580,000,000	8,605,000,000
Consolidated Entitie 2 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,796,000,000	9,517,000,000	9,510,000,000
Revisions of previous estimates	1,967,000,000	224,000,000	948,000,000
Extensions and discoveries		41,000,000	25,000,000
Sales of reserves	(11,000,000)	(68,000,000)	(72,000,000)
Production for the year	(892,000,000)	(918,000,000)	(894,000,000)
Ending balance	9,860,000,000	8,796,000,000	9,517,000,000	9,510,000,000
Equity Method Investees 2 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,816,000,000	9,590,000,000	9,606,000,000
Revisions of previous estimates	1,969,000,000	224,000,000	944,000,000
Extensions and discoveries	1,000,000	41,000,000	26,000,000
Sales of reserves	(11,000,000)	(117,000,000)	(72,000,000)
Production for the year	(896,000,000)	(923,000,000)	(913,000,000)
Ending balance	9,878,000,000	8,816,000,000	9,590,000,000	9,606,000,000
BRAZIL | Disclosure of proved developed and undeveloped reserves [line items] | Crude Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,534,000,000	8,083,000,000	8,169,000,000
[custom:ProvedDevelopedAndUndevelopedReservesVolumeRevisionsOfPreviousEstimatesIncreaseDecrease1]			719,000,000
Revisions of previous estimates	1,654,000,000	269,000,000
Extensions and discoveries		35,000,000	18,000,000
Sales of reserves	(9,000,000)	(61,000,000)	(68,000,000)
Production for the year	(773,000,000)	(792,000,000)	(754,000,000)
Ending balance	8,406,000,000	7,534,000,000	8,083,000,000	8,169,000,000
BRAZIL | Disclosure of proved developed and undeveloped reserves [line items] | Synthetics Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		8,000,000
[custom:ProvedDevelopedAndUndevelopedReservesVolume1-1]			5,000,000
Revisions of previous estimates	11,000,000	(7,000,000)
Production for the year	(1,000,000)	(1,000,000)	(1,000,000)
Ending balance	10,000,000		8,000,000
BRAZIL | Disclosure of proved developed and undeveloped reserves [line items] | Natural Gas [member]
IfrsStatementLineItems [Line Items]
Beginning balance		7,547,000,000	8,381,000,000	7,790,000,000
Revisions of previous estimates	1,615,000,000	(93,000,000)	1,416,000,000
Extensions and discoveries		36,000,000	15,000,000
Sales of reserves	(15)	(42,000,000)	(24,000,000)
Production for the year	(692)	(735,000,000)	(817,000,000)
Ending balance	8,455,000,000		7,547,000,000	8,381,000,000
BRAZIL | Disclosure of proved developed and undeveloped reserves [line items] | Synthetics Gas 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance			12,000,000	6,000,000
Revisions of previous estimates	19,000,000	(11,000,000)
Extensions and discoveries			8,000,000
Production for the year	(1,000,000)	(1,000,000)	(1,000,000)
Ending balance	18,000,000			12,000,000
BRAZIL | Disclosure of proved developed and undeveloped reserves [line items] | Oil And Gas Producing Activities [member]
IfrsStatementLineItems [Line Items]
Revisions of previous estimates	1,923,000,000	253,000,000	955,000,000
Extensions and discoveries		41,000,000	20,000,000
Sales of reserves	(11,000,000)	(68,000,000)	(72,000,000)
Production for the year	(888,000,000)	(914,000,000)	(890,000,000)
BRAZIL | Disclosure of proved developed and undeveloped reserves [line items] | Synthetics Oil 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	0	10,000,000	6,000,000
Extensions and discoveries			5,000,000
Production for the year		(1,000,000)
Ending balance	13,000,000	0	10,000,000	6,000,000
Revisions of previous quantity estimates | $	$ 14	$ (9)
BRAZIL | Oil Products [member] | Oil And Gas Producing Activities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,792,000,000	9,480,000,000	9,467,000,000
Ending balance	9,816,000,000	8,792,000,000	9,480,000,000	9,467,000,000
South America [Member] | Disclosure of proved developed and undeveloped reserves [line items] | Crude Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,000,000	2,000,000
Extensions and discoveries		(1,000,000)
Proved developed and undeveloped reserves volume improved recovery	2,000,000
Ending balance	2,000,000		1,000,000	2,000,000
South America [Member] | Disclosure of proved developed and undeveloped reserves [line items] | Natural Gas [member]
IfrsStatementLineItems [Line Items]
Beginning balance		26,000,000	156,000,000	214,000,000
Revisions of previous estimates				(42,000,000)
Extensions and discoveries		(119,000,000)
Production for the year	(16,000,000)	(12,000,000)	(16,000,000)
Proved developed and undeveloped reserves volume improved recovery	167,000,000
Ending balance	177,000,000		26,000,000	156,000,000
South America [Member] | Oil Products [member] | Oil And Gas Producing Activities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,000,000	27,000,000	37,000,000
Production for the year	(3,000,000)	(2,000,000)	(3,000,000)
Ending balance	31,000,000	5,000,000	27,000,000	37,000,000
Revisions of previous quantity estimates | $	$ 30	$ (21)	$ (7)
North America [Member] | Equity Method Investees [Member] | Crude Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	18,000,000	23,000,000	27,000,000
Revisions of previous estimates	1,000,000
Production for the year	(3,000,000)	(4,000,000)	(5,000,000)
Ending balance	17,000,000	18,000,000	23,000,000	27,000,000
North America [Member] | Equity Method Investees [Member] | Gas Natural [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		8,000,000	9,000,000	11,000,000
Production for the year	(1,000,000)	(2)	(2,000,000)
Ending balance	7,000,000		8,000,000	9,000,000
North America [Member] | Equity Portfolio Amount | Oil And Gas Producing Activities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	19,000,000	24,000,000	28,000,000
Revisions of previous estimates	2,000,000		1,000,000
Extensions and discoveries	1,000,000
Production for the year	(3,000,000)	(5,000,000)	(5,000,000)
Ending balance	18,000,000	19,000,000	24,000,000	28,000,000
Africa [Member] | Equity Method Investees [Member] | Crude Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		42,000,000	60,000,000
Revisions of previous estimates			(7,000,000)
Sales of reserves		(41,000,000)
Production for the year		(1,000,000)	(12,000,000)
Ending balance			42,000,000	60,000,000
Africa [Member] | Equity Method Investees [Member] | Gas Natural [Member]
IfrsStatementLineItems [Line Items]
Beginning balance			47,000,000	47,000,000
Revisions of previous estimates			11,000,000
Sales of reserves		(47,000,000)
Production for the year			(11,000,000)
Ending balance				47,000,000
Africa [Member] | Equity Method Investees [Member] | Oil Natural [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		49,000,000	68,000,000
Revisions of previous estimates			(5,000,000)
Extensions and discoveries			1,000,000
Sales of reserves		(49,000,000)
Production for the year		(1,000,000)	(14,000,000)
Ending balance			49,000,000	68,000,000